SunAmerica Asset Management, LLC

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311

VIA EDGAR

February 14, 2014

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	SunAmerica Series, Inc. (the “Registrant”)
Post-Effective Amendment No. 74
Registration File Nos. 333-11283 and 811-07797

Commissioners:

On behalf of the Registrant, I hereby transmit for filing under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 74 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”). The Amendment is being filed pursuant to Rule 485(a) of the Securities Act for the purpose of registering two new portfolios of the Registrant, the SunAmerica Select Dividend Growth Portfolio and the Focused Dividend Strategy II Portfolio.

Updates to certain information in this Registration Statement will be included in a post-effective amendment filed under Rule 485(b) of the Securities Act. The Amendment will become automatically effective 75 days after the filing date. Any questions or comments with respect to the filing may be directed to the undersigned at (713) 831-1312.

Sincerely,

//s// LOUIS O. DUCOTE

Louis O. Ducote

Enclosures

cc:	Kathleen Fuentes, Esq., SunAmerica Asset Management, LLC
Thomas D. Peeney, Esq., SunAmerica Asset Management, LLC